Pension and Postretirement Benefit Plans - Pension Asset Fair Values (Details) - Funded - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified and Non-qualified Pension Benefits | United States
Benefit Plan Information
Total, before other items to reconcile	$ 15,939	$ 14,332
Other items to reconcile to fair value of plan assets	(253)	(251)
Fair value of plan assets	15,686	14,081	$ 13,966
Qualified and Non-qualified Pension Benefits | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	6,758	5,652
Other items to reconcile to fair value of plan assets	(21)	(35)
Fair value of plan assets	6,737	5,617	5,669
Qualified and Non-qualified Pension Benefits | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	5,949	4,518
Qualified and Non-qualified Pension Benefits | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	2,014	1,892
Qualified and Non-qualified Pension Benefits | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	3,896	4,266
Qualified and Non-qualified Pension Benefits | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	2,898	2,348
Qualified and Non-qualified Pension Benefits | Level 3 | United States
Benefit Plan Information
Total, before other items to reconcile	(6)	(81)
Qualified and Non-qualified Pension Benefits | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	547	480
Qualified and Non-qualified Pension Benefits | Equities | United States
Benefit Plan Information
Total, before other items to reconcile	3,517	3,115
Qualified and Non-qualified Pension Benefits | Equities | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	2,465	2,080
Qualified and Non-qualified Pension Benefits | Equities | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	3,095	2,701
Qualified and Non-qualified Pension Benefits | Equities | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	1,318	1,235
Qualified and Non-qualified Pension Benefits | Equities | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	1,122	825
Qualified and Non-qualified Pension Benefits | Equities | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	4	4
Qualified and Non-qualified Pension Benefits | U.S. equities | United States
Benefit Plan Information
Total, before other items to reconcile	1,568	1,522
Qualified and Non-qualified Pension Benefits | U.S. equities | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	1,568	1,522
Qualified and Non-qualified Pension Benefits | Non-U.S. equities | United States
Benefit Plan Information
Total, before other items to reconcile	1,527	1,179
Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	1,527	1,179
Qualified and Non-qualified Pension Benefits | Growth equities | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	948	819
Qualified and Non-qualified Pension Benefits | Growth equities | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	659	605
Qualified and Non-qualified Pension Benefits | Growth equities | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	289	214
Qualified and Non-qualified Pension Benefits | Value equities | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	640	603
Qualified and Non-qualified Pension Benefits | Value equities | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	597	575
Qualified and Non-qualified Pension Benefits | Value equities | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	43	28
Qualified and Non-qualified Pension Benefits | Core equities | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	856	642
Qualified and Non-qualified Pension Benefits | Core equities | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	62	55
Qualified and Non-qualified Pension Benefits | Core equities | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	790	583
Qualified and Non-qualified Pension Benefits | Core equities | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	4	4
Qualified and Non-qualified Pension Benefits | Equities valued at net asset value | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	21	16
Qualified and Non-qualified Pension Benefits | Index and long/short equity | United States
Benefit Plan Information
Total, before other items to reconcile	422	414
Qualified and Non-qualified Pension Benefits | Fixed income | United States
Benefit Plan Information
Total, before other items to reconcile	6,970	6,461
Qualified and Non-qualified Pension Benefits | Fixed income | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	3,249	2,629
Qualified and Non-qualified Pension Benefits | Fixed income | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	2,680	1,714
Qualified and Non-qualified Pension Benefits | Fixed income | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	593	533
Qualified and Non-qualified Pension Benefits | Fixed income | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	4,282	4,740
Qualified and Non-qualified Pension Benefits | Fixed income | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	1,666	1,443
Qualified and Non-qualified Pension Benefits | Fixed income | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	14	12
Qualified and Non-qualified Pension Benefits | U.S. government securities | United States
Benefit Plan Information
Total, before other items to reconcile	3,150	2,261
Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	2,666	1,701
Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	484	560
Qualified and Non-qualified Pension Benefits | Domestic government debt | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	622	545
Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	362	340
Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	256	202
Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	4	3
Qualified and Non-qualified Pension Benefits | Foreign government agency securities | United States
Benefit Plan Information
Total, before other items to reconcile	168	146
Qualified and Non-qualified Pension Benefits | Foreign government agency securities | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	506	495
Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	168	142
Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	168	146
Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	338	353
Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | United States
Benefit Plan Information
Total, before other items to reconcile	6	5
Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	4	4
Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	2	1
Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | United States
Benefit Plan Information
Total, before other items to reconcile	2,914	3,402
Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	10	10
Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	2,904	3,392
Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | United States
Benefit Plan Information
Total, before other items to reconcile	614	672
Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	614	672
Qualified and Non-qualified Pension Benefits | Corporate debt securities | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	1,145	948
Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	63	51
Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	1,072	888
Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	10	9
Qualified and Non-qualified Pension Benefits | Other securities | United States
Benefit Plan Information
Total, before other items to reconcile	8	7
Qualified and Non-qualified Pension Benefits | Derivative instruments | United States
Benefit Plan Information
Total, before other items to reconcile	110	(32)
Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile		(1)
Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	110	(31)
Qualified and Non-qualified Pension Benefits | Fixed income securities valued at net asset value | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	976	641
Qualified and Non-qualified Pension Benefits | Private equity | United States
Benefit Plan Information
Total, before other items to reconcile	2,089	2,124
Qualified and Non-qualified Pension Benefits | Private equity | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	217	191
Qualified and Non-qualified Pension Benefits | Private equity | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	34	19
Qualified and Non-qualified Pension Benefits | Private equity | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	36	29
Qualified and Non-qualified Pension Benefits | Private equity | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	74	62
Qualified and Non-qualified Pension Benefits | Private equity | Level 3 | United States
Benefit Plan Information
Total, before other items to reconcile	(7)	(83)
Qualified and Non-qualified Pension Benefits | Private equity | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	3	3
Qualified and Non-qualified Pension Benefits | Derivatives | United States
Benefit Plan Information
Total, before other items to reconcile	(7)	(83)
Qualified and Non-qualified Pension Benefits | Derivatives | Level 3 | United States
Benefit Plan Information
Total, before other items to reconcile	(7)	(83)
Qualified and Non-qualified Pension Benefits | Growth equity | United States
Benefit Plan Information
Total, before other items to reconcile	34	19
Qualified and Non-qualified Pension Benefits | Growth equity | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	34	19
Qualified and Non-qualified Pension Benefits | Real estate | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	113	94
Qualified and Non-qualified Pension Benefits | Real estate | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	36	29
Qualified and Non-qualified Pension Benefits | Real estate | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	74	62
Qualified and Non-qualified Pension Benefits | Real estate | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	3	3
Qualified and Non-qualified Pension Benefits | Real estate valued at net asset value | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	36	34
Qualified and Non-qualified Pension Benefits | Partnership investments | United States
Benefit Plan Information
Total, before other items to reconcile	2,062	2,188
Qualified and Non-qualified Pension Benefits | Partnership investments | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	68	63
Qualified and Non-qualified Pension Benefits | Absolute return | United States
Benefit Plan Information
Total, before other items to reconcile	2,339	2,189
Qualified and Non-qualified Pension Benefits | Absolute return | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	723	631
Qualified and Non-qualified Pension Benefits | Absolute return | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	31	29
Qualified and Non-qualified Pension Benefits | Absolute return | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile		(4)
Qualified and Non-qualified Pension Benefits | Absolute return | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	102	71
Qualified and Non-qualified Pension Benefits | Absolute return | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	2
Qualified and Non-qualified Pension Benefits | Absolute return | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	526	461
Qualified and Non-qualified Pension Benefits | Insurance | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	519	455
Qualified and Non-qualified Pension Benefits | Insurance | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	519	455
Qualified and Non-qualified Pension Benefits | Hedge fund/fund of funds | United States
Benefit Plan Information
Total, before other items to reconcile	1,871	1,793
Qualified and Non-qualified Pension Benefits | Fixed income and other | United States
Benefit Plan Information
Total, before other items to reconcile	133	107
Qualified and Non-qualified Pension Benefits | Fixed income and other | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	31	29
Qualified and Non-qualified Pension Benefits | Fixed income and other | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	102	78
Qualified and Non-qualified Pension Benefits | Partnership investments - absolute return | United States
Benefit Plan Information
Total, before other items to reconcile	335	296
Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | United States
Benefit Plan Information
Total, before other items to reconcile		(7)
Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	2	(4)
Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile		(4)
Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile		(7)
Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	2
Qualified and Non-qualified Pension Benefits | Other - absolute return | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	7	6
Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 3 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	7	6
Qualified and Non-qualified Pension Benefits | Other valued at net asset value | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	1
Qualified and Non-qualified Pension Benefits | Hedge funds | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	194	174
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | United States
Benefit Plan Information
Total, before other items to reconcile	1,024	443
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	104	121
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	109	55
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	67	99
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	(488)	(545)
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	34	18
Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3 | United States
Benefit Plan Information
Total, before other items to reconcile	1	2
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | United States
Benefit Plan Information
Total, before other items to reconcile	124	57
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	101	117
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 1 | United States
Benefit Plan Information
Total, before other items to reconcile	109	55
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 1 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	67	99
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	14
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 2 | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	34	18
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 3 | United States
Benefit Plan Information
Total, before other items to reconcile	1	2
Qualified and Non-qualified Pension Benefits | Repurchase Agreements And Derivative Margin Activity | United States
Benefit Plan Information
Total, before other items to reconcile	(502)	(545)
Qualified and Non-qualified Pension Benefits | Repurchase Agreements And Derivative Margin Activity | Level 2 | United States
Benefit Plan Information
Total, before other items to reconcile	(502)	(545)
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents valued at net asset value | United States
Benefit Plan Information
Total, before other items to reconcile	1,402	931
Qualified and Non-qualified Pension Benefits | Cash and cash equivalents valued at net asset value | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	3	4
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,407	1,350
Other items to reconcile to fair value of plan assets	(10)	6
Fair value of plan assets	$ 1,397	1,356	$ 1,367
Percentage of plan assets within 401h account	46.00%
Postretirement Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	$ 709	687
Postretirement Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	397	391
Postretirement Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile		(3)
Postretirement Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	581	579
Postretirement Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	536	539
Postretirement Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	465	477
Postretirement Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	465	477
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	71	62
Postretirement Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	71	62
Postretirement Benefits | Index and long/short equity
Benefit Plan Information
Total, before other items to reconcile	45	40
Postretirement Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	548	509
Postretirement Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	136	102
Postretirement Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	412	407
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	341	293
Postretirement Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	136	102
Postretirement Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	205	191
Postretirement Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	9	9
Postretirement Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	9	9
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	159	172
Postretirement Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	159	172
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	35	36
Postretirement Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	35	36
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	4	(1)
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	4	(1)
Postretirement Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	111	111
Postretirement Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	2	1
Postretirement Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile		(3)
Postretirement Benefits | Derivatives
Benefit Plan Information
Total, before other items to reconcile		(3)
Postretirement Benefits | Derivatives | Level 3
Benefit Plan Information
Total, before other items to reconcile		(3)
Postretirement Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	2	1
Postretirement Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	2	1
Postretirement Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	109	113
Postretirement Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	95	88
Postretirement Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	4	3
Postretirement Benefits | Hedge fund/fund of funds
Benefit Plan Information
Total, before other items to reconcile	76	72
Postretirement Benefits | Fixed income and other
Benefit Plan Information
Total, before other items to reconcile	5	4
Postretirement Benefits | Fixed income and other | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Fixed income and other | Level 2
Benefit Plan Information
Total, before other items to reconcile	4	3
Postretirement Benefits | Partnership investments - absolute return
Benefit Plan Information
Total, before other items to reconcile	14	12
Postretirement Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	72	63
Postretirement Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	34	44
Postretirement Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	(19)	(19)
Postretirement Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	35	47
Postretirement Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	34	44
Postretirement Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	1	3
Postretirement Benefits | Repurchase Agreements And Derivative Margin Activity
Benefit Plan Information
Total, before other items to reconcile	(20)	(22)
Postretirement Benefits | Repurchase Agreements And Derivative Margin Activity | Level 2
Benefit Plan Information
Total, before other items to reconcile	(20)	(22)
Postretirement Benefits | Cash and cash equivalents valued at net asset value
Benefit Plan Information
Total, before other items to reconcile	$ 57	$ 38